Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Change in plan assets
Employer's contribution	$ 35,993	$ 36,479	$ 36,009
Amounts Recognized in the Balance Sheet
Accrued pension liability	(878,819)	(671,356)
Pension Benefits
Change in benefit obligation
Benefit obligation at beginning of year	2,740,278	2,628,273
Service cost	64,710	69,904	54,603
Interest cost	149,284	150,868	156,898
Plan Amendments		109
Actuarial loss (gain)	245,115	50,865
Benefits paid	(158,963)	(159,741)
Benefit obligation at end of year	3,040,424	2,740,278	2,628,273
Change in plan assets
Fair value of plan assets at beginning of year	2,063,906	2,000,854
Actual return on plan assets	168,015	210,372
Employer's contribution	81,500	12,421
Benefits paid	(158,963)	(159,741)
Fair value of plan assets at end of year	2,154,458	2,063,906	2,000,854
Funded status	(885,966)	(676,372)
Amounts Recognized in the Balance Sheet
Other accrued liabilities	(7,147)	(5,016)
Accrued pension liability	(878,819)	(671,356)
Net amount recognized	(885,966)	(676,372)
Accumulated other comprehensive loss (income) related to:
Unrecognized net actuarial losses	1,504,022	1,347,265
Unrecognized prior service benefit	(1,208)	(1,589)
Accumulated other comprehensive loss (income)	1,502,814	1,345,676
Estimated amount that will be amortized from accumulated other comprehensive loss into net periodic benefit cost in fiscal 2013
Recognized net actuarial losses	124,796
Amortization of prior service benefits	(391)
Total	124,405
Information for Pension Plans with an Accumulated Benefit Obligation in Excess of Plan Assets
Projected benefit obligation	3,040,424	2,740,278
Accumulated benefit obligation	2,755,331	2,445,747
Fair value of plan assets	2,154,458	2,063,907
Pension Benefits | Minimum
Defined Benefit Plans
Vesting period (in years)	3
Pension Benefits | Maximum
Defined Benefit Plans
Vesting period (in years)	5
Other Postretirement Benefits
Change in benefit obligation
Benefit obligation at beginning of year	164,108	178,541
Service cost	76	199	205
Interest cost	7,814	8,820	11,559
Plan Amendments		(3,974)
Actuarial loss (gain)	(4,948)	(2,232)
Benefits paid	(12,495)	(17,246)
Benefit obligation at end of year	154,555	164,108	178,541
Change in plan assets
Fair value of plan assets at beginning of year	53,551	52,130
Actual return on plan assets	4,221	5,618
Retiree contributions	6,976	7,380
Employer's contribution	10,807	13,050
Benefits paid	(19,471)	(24,627)
Fair value of plan assets at end of year	56,084	53,551	52,130
Funded status	(98,471)	(110,557)
Amounts Recognized in the Balance Sheet
Other accrued liabilities	(4,939)	(5,477)
Postretirement and postemployment benefits liabilities	(93,532)	(105,080)
Net amount recognized	(98,471)	(110,557)
Accumulated other comprehensive loss (income) related to:
Unrecognized net actuarial losses	36,200	44,829
Unrecognized prior service benefit	(42,792)	(51,174)
Accumulated other comprehensive loss (income)	(6,592)	(6,345)
Estimated amount that will be amortized from accumulated other comprehensive loss into net periodic benefit cost in fiscal 2013
Recognized net actuarial losses	2,654
Amortization of prior service benefits	(8,381)
Total	$ (5,727)
Other Postretirement Benefits | Minimum
Defined Benefit Plans
Term of service for eligibility for pre and/or post 65 healthcare company subsidy and retiree life insurance coverage (in years)	5
Age for eligibility for pre and/or post 65 healthcare company subsidy and retiree life insurance coverage (in years)	50
Other Postretirement Benefits | Maximum
Defined Benefit Plans
Term of service for eligibility for pre and/or post 65 healthcare company subsidy and retiree life insurance coverage (in years)	10
Age for eligibility for pre and/or post 65 healthcare company subsidy and retiree life insurance coverage (in years)	55